Financial instruments - Fair value measurement (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments
Transfer of assets out of Level 1 into Level 2	₽ 0	₽ 0
Transfer of assets out of Level 2 into Level 1	0	0
Transfer of liabilities out of Level 1 into Level 2	0	0
Transfer of liabilities out of Level 2 into Level 1	0	0
Transfer of assets into Level 3	0	0
Transfer of assets out of Level 3	0	0
Transfer of liabilities into Level 3	0	0
Transfer of liabilities out of Level 3	0	0
Debt securities | FVOCI assets
Disclosure of detailed information about financial instruments
Financial assets, fair value	12,820	9,561
Long-term loans | FVPL assets
Disclosure of detailed information about financial instruments
Financial assets, fair value	₽ 21	17
Option received from ADAH | Volatility rate
Disclosure of detailed information about financial instruments
Significant unobservable inputs	0.55
Increase in significant unobservable input, percent	5.00%
Decrease in significant unobservable input, percent	5.00%
Increase (decrease) in fair value of assets due to Increase in unobservable input	₽ 30
Increase (decrease) in fair value of assets due to decrease in unobservable input	₽ (30)
Option received from ADAH | Interest rate
Disclosure of detailed information about financial instruments
Significant unobservable inputs	0.047
Increase in significant unobservable input, percent	1.00%
Decrease in significant unobservable input, percent	1.00%
Increase (decrease) in fair value of assets due to Increase in unobservable input	₽ 8
Increase (decrease) in fair value of assets due to decrease in unobservable input	(8)
Option received from ADAH | FVPL assets
Disclosure of detailed information about financial instruments
Financial assets, fair value	470
At fair value | Debt securities | FVOCI assets
Disclosure of detailed information about financial instruments
Financial assets, fair value	12,820	9,561
At fair value | Debt securities | FVOCI assets | Quoted prices in active markets (Level 1)
Disclosure of detailed information about financial instruments
Financial assets, fair value	12,820	9,561
At fair value | Long-term loans | FVPL assets
Disclosure of detailed information about financial instruments
Financial assets, fair value	21	17
At fair value | Long-term loans | FVPL assets | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments
Financial assets, fair value	21	17
At fair value | Option received from ADAH | FVPL assets
Disclosure of detailed information about financial instruments
Financial assets, fair value	470
At fair value | Option received from ADAH | FVPL assets | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments
Financial assets, fair value	470
Fair value disclosed | Bonds issued
Disclosure of detailed information about financial instruments
Financial liabilities, fair value	3,887	4,668
Fair value disclosed | Bonds issued | Quoted prices in active markets (Level 1)
Disclosure of detailed information about financial instruments
Financial liabilities, fair value	3,887	4,668
Fair value disclosed | Debt securities
Disclosure of detailed information about financial instruments
Financial assets, fair value	4,131	3,462
Fair value disclosed | Debt securities | Quoted prices in active markets (Level 1)
Disclosure of detailed information about financial instruments
Financial assets, fair value	4,131	3,462
Fair value disclosed | Long-term loans
Disclosure of detailed information about financial instruments
Financial assets, fair value	822	250
Fair value disclosed | Long-term loans | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments
Financial assets, fair value	₽ 822	₽ 250